UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

(FORMERLY KNOWN AS LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO)

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	189,690	$7,375,147
Marriott International Inc., Class A Shares	72,754	2,293,206
Pebblebrook Hotel Trust	132,880	2,794,467	*

Total Hotels, Restaurants & Leisure		12,462,820

Leisure Equipment & Products - 0.8%
Mattel Inc.	248,970	5,661,578

Media - 2.9%
Walt Disney Co.	574,600	20,059,286

Specialty Retail - 3.9%
Gap Inc.	377,400	8,721,714
Home Depot Inc.	555,520	17,971,072

Total Specialty Retail		26,692,786

TOTAL CONSUMER DISCRETIONARY		64,876,470

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 3.2%
FHC Delaware Inc.	10,971	0	(a)(b)
Safeway Inc.	881,760	21,920,553

Total Food & Staples Retailing		21,920,553

Food Products - 2.4%
Unilever PLC	307,520	9,029,896
Unilever PLC, ADR	262,327	7,680,935

Total Food Products		16,710,831

TOTAL CONSUMER STAPLES		38,631,384

ENERGY - 14.6%
Energy Equipment & Services - 6.7%
Baker Hughes Inc.	243,300	11,396,172
Halliburton Co.	445,550	13,424,421
Schlumberger Ltd.	202,580	12,855,727
Weatherford International Ltd.	553,110	8,772,325	*

Total Energy Equipment & Services		46,448,645

Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	206,150	15,013,904
ConocoPhillips	227,460	11,639,128
Devon Energy Corp.	191,650	12,348,010
Hess Corp.	219,350	13,720,342
Murphy Oil Corp.	26,740	1,502,521

Total Oil, Gas & Consumable Fuels		54,223,905

TOTAL ENERGY		100,672,550

FINANCIALS - 19.3%
Capital Markets - 5.6%
Franklin Resources Inc.	86,520	9,595,068
Morgan Stanley	465,190	13,625,415
State Street Corp.	346,440	15,638,302
Teton Advisors Inc., Class A Shares	638	7,337	*

Total Capital Markets		38,866,122

Commercial Banks - 1.5%
KeyCorp	888,990	6,889,673
Mitsubishi UFJ Financial Group Inc.	733,000	3,841,801

Total Commercial Banks		10,731,474

Diversified Financial Services - 6.3%
Bank of America Corp.	1,176,780	21,005,523
JPMorgan Chase & Co.	498,706	22,317,093

Total Diversified Financial Services		43,322,616

Insurance - 3.7%
Allied World Assurance Holdings Ltd.	129,890	5,825,566
Chubb Corp.	279,650	14,499,852

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Insurance - continued
CNA Surety Corp.	277,445	$4,935,747	*

Total Insurance		25,261,165

Real Estate Investment Trusts (REITs) - 0.5%
LaSalle Hotel Properties	137,720	3,208,876

Real Estate Management & Development - 1.7%
Jones Lang LaSalle Inc.	161,330	11,759,344

TOTAL FINANCIALS		133,149,597

HEALTH CARE - 8.3%
Life Sciences Tools & Services - 0.4%
Enzo Biochem Inc.	478,329	2,879,541	*

Pharmaceuticals - 7.9%
GlaxoSmithKline PLC, ADR	164,140	6,322,673
Johnson & Johnson	216,380	14,107,976
Merck & Co. Inc.	483,610	18,062,833
Novartis AG, ADR	300,010	16,230,541

Total Pharmaceuticals		54,724,023

TOTAL HEALTH CARE		57,603,564

INDUSTRIALS - 15.0%
Aerospace & Defense - 5.2%
Boeing Co.	141,020	10,239,462
Honeywell International Inc.	260,150	11,776,991
Northrop Grumman Corp.	214,450	14,061,486

Total Aerospace & Defense		36,077,939

Construction & Engineering - 1.7%
Fluor Corp.	126,680	5,891,887
Jacobs Engineering Group Inc.	52,940	2,392,359	*
Tutor Perini Corp.	149,730	3,256,627	*

Total Construction & Engineering		11,540,873

Electrical Equipment - 0.5%
Emerson Electric Co.	67,390	3,392,413

Industrial Conglomerates - 2.5%
McDermott International Inc.	639,090	17,204,303	*

Machinery - 4.8%
AGCO Corp.	97,860	3,510,238	*
Deere & Co.	232,850	13,845,261
Dover Corp.	170,860	7,987,705
Parker Hannifin Corp.	119,520	7,737,725

Total Machinery		33,080,929

Professional Services - 0.3%
Robert Half International Inc.	64,640	1,966,995

TOTAL INDUSTRIALS		103,263,452

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 4.7%
Cisco Systems Inc.	726,510	18,911,055	*
Telefonaktiebolaget LM Ericsson, ADR	1,310,900	13,672,687

Total Communications Equipment		32,583,742

Internet Software & Services - 2.8%
eBay Inc.	714,390	19,252,811	*

Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials Inc.	1,247,600	16,817,648
Samsung Electronics Co., Ltd., GDR	45,600	16,758,000	(c)
Texas Instruments Inc.	675,670	16,533,645

Total Semiconductors & Semiconductor Equipment		50,109,293

Software - 3.8%
Citrix Systems Inc.	119,650	5,679,785	*
Lawson Software Inc.	599,510	3,962,761	*
Microsoft Corp.	562,610	16,467,595

Total Software		26,110,141

TOTAL INFORMATION TECHNOLOGY		128,055,987

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
MATERIALS - 5.0%
Metals & Mining - 4.0%
BHP Billiton Ltd., ADR	87,670	$7,041,655
Nucor Corp.	144,230	6,545,157
United States Steel Corp.	225,690	14,335,829

Total Metals & Mining		27,922,641

Paper & Forest Products - 1.0%
Weyerhaeuser Co.	152,190	6,889,641

TOTAL MATERIALS		34,812,282

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	329,410	8,511,955

Wireless Telecommunication Services - 2.0%
Vodafone Group PLC, ADR	599,122	13,953,551

TOTAL TELECOMMUNICATION SERVICES		22,465,506

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $564,602,246)		683,530,792

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $499,967,000 joint tri-party repurchase agreement dated 3/31/10 with RBS Securities Inc.; Proceeds at maturity - $1,287,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.920% due 4/5/10 to 4/23/29; Market value - $1,312,742) (Cost - $1,287,000)	0.010%	4/1/10	$1,287,000	1,287,000

TOTAL INVESTMENTS - 99.2% (Cost - $565,889,246#)				684,817,792
Other Assets in Excess of Liabilities - 0.8%				5,623,851

TOTAL NET ASSETS - 100.0%				$690,441,643

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). Prior to April 30, 2010, the Portfolio was known as Legg Mason ClearBridge Variable Fundamental Value Portfolio. The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$38,631,384	—	$0	$38,631,384
Other common stocks	644,899,408	—	—	644,899,408

Total long-term investments	$683,530,792	—	$0	$683,530,792

Short-term investment†	—	$1,287,000	—	1,287,000

Total investments	$683,530,792	$1,287,000	$0	$684,817,792

†	See Schedule of Investments for additional detailed categorizations.

For the quarter ended March 31, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER STAPLES		FINANCIALS		TOTAL
Balance as of December 31, 2009	$0	*	$0	*	$0	*
Accrued premium/discounts	—		—		—
Realized gain/(loss)	—		—		—
Change in unrealized appreciation (depreciation) [1]	8,228		(0	)*	8,228
Net purchases (sales)	(8,228)		—		(8,228)
Transfers in to Level 3	—		—		—
Transfers out of Level 3	—		—		—

Balance as of March 31, 2010	$0	*	—		$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010 [1]	$8,228		—		$8,228

*	Value less than $1.00

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$135,880,030
Gross unrealized depreciation	(16,951,484)

Net unrealized appreciation	$118,928,546

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010